Schedule II - Condensed Financial Information of Parent - Statements of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net investment income	$ 1,198.7	$ 1,277.4	$ 4,697.9	$ 4,968.8	$ 4,987.0
Realized capital gains (losses)	(874.8)	(1,249.9)	(1,280.8)	(1,531.4)	(1,678.0)
Total revenues	1,818.6	1,485.3	9,615.3	9,718.8	9,274.2
Expenses:
Interest expense	44.4	24.3	153.7	139.3	332.5
Operating expenses	759.1	759.4	3,155.0	3,030.8	3,033.5
Income (loss) before income taxes	(214.3)	(512.9)	606.0	277.8	37.8
Income tax expense (benefit)	11.2	7.9	(5.2)	175.0	171.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(225.5)	(520.8)	611.2	102.8	(133.2)
Equity in earnings (losses) of subsidiaries, net of tax	0	0	0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder	(212.0)	(505.2)	473.0	(88.1)	(122.9)
Parent Issuer
Revenues:
Net investment income	25.0	0.4	2.4	10.9	19.7
Realized capital gains (losses)	0	0	0	(42.2)	(155.8)
Credit facility fee income			5.4	4.6	5.4
Other revenue			7.1	15.1	13.8
Total revenues	27.1	4.3	14.9	(11.6)	(116.9)
Expenses:
Interest expense	27.4	5.5	74.1	61.7	249.0
Operating expenses	2.7	3.2	30.5	11.9	11.9
Total expenses			104.6	73.6	260.9
Income (loss) before income taxes	(3.0)	(4.4)	(89.7)	(85.2)	(377.8)
Income tax expense (benefit)	(2.0)	4.8	(349.4)	363.0	151.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(1.0)	(9.2)	259.7	(448.2)	(528.8)
Equity in earnings (losses) of subsidiaries, net of tax	(211.0)	(496.0)	213.3	360.1	405.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ (212.0)	$ (505.2)	$ 473.0	$ (88.1)	$ (122.9)